SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 38.29%
Australia — 2.85%
950,000(a)	Australia Government Bond, 5.50%, 4/21/23	$822,807

Canada — 1.94%
147,000(a)	Canadian Government Bond, 5.00%, 6/1/37	186,913
300,000(a)	Canadian Government Bond, 5.75%, 6/1/33	372,649

		559,562

Germany — 4.82%
430,000(b)	Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/29	565,007
103,000(b)	Bundesrepublik Deutschland Bundesanleihe, 4.25%, 7/4/39	237,596
479,233(b)	Bundesschatzanweisungen, 0.00%, 3/11/22	590,308

		1,392,911

Italy — 6.20%
353,000(b)	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29	526,582
350,000(b)	Italy Buoni Poliennali Del Tesoro, 3.10%, 3/1/40(c)	571,393
359,000(b)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49(c)	693,080

		1,791,055

Japan — 14.28%
101,200,000(a)	Japan Government Ten Year Bond, 0.10%, 9/20/28	992,955
107,500,000(a)	Japan Government Ten Year Bond, 0.40%, 3/20/25	1,063,982
36,350,000(a)	Japan Government Ten Year Bond, 0.80%, 12/20/22	358,433
52,400,000(a)	Japan Government Thirty Year Bond, 0.80%, 12/20/47	535,913
64,200,000(a)	Japan Government Twenty Year Bond, 0.40%, 3/20/36	635,830
46,650,000(a)	Japan Government Twenty Year Bond, 1.60%, 12/20/33	535,386

		4,122,499

Mexico — 0.77%
159,000(b)	Mexico Government International Bond, 4.00%, 3/15/2115	223,195

New Zealand — 0.55%
200,000(a)	New Zealand Government Bond, 2.75%, 4/15/25	158,271

Tunisia — 2.67%
690,000(b)	Banque Centrale de Tunisie International Bond, 6.38%, 7/15/26	770,720

United Kingdom — 4.17%
240,000(a)	United Kingdom Gilt, 1.75%, 1/22/49	412,682
400,000(a)	United Kingdom Gilt, 4.75%, 12/7/30	791,421

		1,204,103

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Venezuela — 0.04%
$ 121,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	$11,132

Total Foreign Government Bonds		11,056,255

(Cost $10,185,741)

U.S. Treasury Obligations — 22.92%
United States — 22.92%
388,700	U.S. Treasury Bonds, 1.25%, 5/15/50	352,806
98,500	U.S. Treasury Bonds, 3.38%, 11/15/48	138,408
243,800	U.S. Treasury Bonds, 3.63%, 8/15/43	344,367
834,400	U.S. Treasury Notes, 0.13%, 6/30/22	834,530
2,000,000	U.S. Treasury Notes, 1.50%, 9/30/21	2,020,469
1,000,000	U.S. Treasury Notes, 1.50%, 9/15/22	1,023,242
750,000	U.S. Treasury Notes, 1.50%, 2/15/30	793,594
997,600	U.S. Treasury Notes, 2.88%, 5/31/25	1,109,986

		6,617,402

Total U.S. Treasury Obligations		6,617,402

(Cost $6,514,718)

Corporate Bonds — 21.77%
France — 2.91%
600,000(b)	Electricite de France SA, (12 Year EUR Swap + 3.043%), EMTN, 5.00%, (e),(f),(g)	840,190

Italy — 2.88%
570,000(b)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, (e),(f),(g)	832,607

Spain — 6.99%
700,000(b)	Abertis Infraestructuras SA, EMTN, 3.00%, 3/27/31	993,923
600,000(b)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, (e),(f),(g)	755,751
200,000(b)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, (e),(f),(g)	269,662

		2,019,336

United States — 8.84%
400,000	Broadcom, Inc., 4.25%, 4/15/26	458,071
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 5/1/47	1,251,329
384,000	Enable Midstream Partners LP, 4.40%, 3/15/27	388,837
400,000	Vistra Operations Co. LLC, 4.30%, 7/15/29(c)	453,483

		2,551,720

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Venezuela — 0.15%
$172,500	Petroleos de Venezuela SA, 8.50%, 10/27/21(d)	$43,125

Total Corporate Bonds		6,286,978

(Cost $5,645,029)

U.S. Government Agency Backed Mortgages — 5.62%
United States — 5.62%
767,910	Freddie Mac, Pool #RA1353, 3.00%, 9/1/49	805,472
780,767	Ginnie Mae, Pool #MA6153, 3.00%, 9/20/49	817,646

		1,623,118

Total U.S. Government Agency Backed Mortgages		1,623,118

(Cost $1,576,920)

Shares
Investment Company — 5.53%
1,596,760	U.S. Government Money Market Fund, RBC Institutional Class 1 (h)	1,596,760

Total Investment Company		1,596,760

(Cost $1,596,760)

Total Investments		$27,180,513
(Cost $25,519,168) — 94.13%

Other assets in excess of liabilities — 5.87%		1,694,994

NET ASSETS — 100.00%		$28,875,507

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(b)	Principal amount denoted in Euros.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2020.

(h)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2020 (Unaudited)

Foreign currency exchange contracts as of December 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	64,000	USD	74,786	Citibank N.A.	2/10/21	$ 3,475
USD	769,674	AUD	1,082,000	Citibank N.A.	2/10/21	(64,836)
USD	569,858	CAD	749,000	Citibank N.A.	2/10/21	(18,646)
USD	165,140	EUR	139,000	Citibank N.A.	2/10/21	(4,833)
USD	101,193	EUR	85,000	Citibank N.A.	2/10/21	(2,748)
USD	63,302	EUR	52,000	Citibank N.A.	2/10/21	(285)
USD	8,084,216	EUR	6,817,900	Citibank N.A.	2/10/21	(252,902)
USD	1,163,126	GBP	887,000	Citibank N.A.	2/10/21	(50,199)
USD	4,107,861	JPY	429,405,000	Citibank N.A.	2/10/21	(52,824)
USD	146,096	NZD	219,000	Citibank N.A.	2/10/21	(11,512)
						$(458,785)

Total						$(455,310)

Financial futures contracts as of December 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	1	March 2021	$ 996	EUR	$218,346	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Note	6	March 2021	1,445	USD	756,984	Credit Suisse Securities (USA) LLC
Total			$2,441

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Bond Fund (cont.)

December 31, 2020 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	4	March 2021	$ 1,899	USD	$ 625,438	Credit Suisse Securities (USA) LLC
30 Year Euro-Buxl	1	March 2021	(3,510)	EUR	276,854	Credit Suisse Securities (USA) LLC
EURO-BOBL FUTURE MAR21	8	March 2021	(1,732)	EUR	1,329,252	Credit Suisse Securities (USA) LLC
Total			$(3,343)

Abbreviations used are defined below:
AUD - Australian Dollar
CAD - Canadian Dollar
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Foreign Government Bonds	38.29%
Government	22.92%
Financial	12.05%
Utilities	4.48%
Communications	4.33%
Consumer, Non-cyclical	3.44%
Technology	1.59%
Energy	1.50%
Other*	11.40%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.